Finance Income and Expense - Schedule of Finance Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest income - deposits	$ 63	$ 106	$ 92
Interest income on FVOCI investments	77	61	30
Accretion income and other	19	34	27
Total finance income	$ 159	$ 201	$ 149